Segments	6 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
Segments
2. SEGMENTS
Santander UK’s principal activity is financial services, mainly in the UK. The business is managed and reported on the basis of four segments, which are strategic business units that offer different products and services, have different customers and require different technology and marketing strategies. Geographical information is not provided, as substantially all of Santander UK’s activities are in the UK.
In December 2022, we transferred social housing loans, and non-core liabilities to our CCB segment from Corporate Centre to reflect the way these assets are managed, and restated comparatives accordingly. This resulted in an increase in H122 profit before tax in CCB of £1m and an equal but opposite impact in Corporate Centre.
Results by segment

For the Half Year to

	Retail Banking	Consumer Finance	Corporate & Commercial Banking	Corporate Centre	Total
30 June 2023	£m	£m	£m	£m	£m
Net interest income	1,865	79	405	12	2,361
Non-interest income/(expense)	88	100	67	(22)	233
Total operating income/(expense)	1,953	179	472	(10)	2,594
Operating expenses before credit impairment charges, provisions and charges	(912)	(73)	(170)	(64)	(1,219)
Credit impairment charges	(55)	(14)	(36)	—	(105)
Provisions for other liabilities and charges	(106)	(3)	4	(43)	(148)
Total operating credit impairment charges, provisions and charges	(161)	(17)	(32)	(43)	(253)
Profit/(loss) before tax	880	89	270	(117)	1,122

Revenue from external customers	1,856	313	364	61	2,594
Inter-segment revenue/(expense)	97	(134)	108	(71)	—
Total operating income/(expense)	1,953	179	472	(10)	2,594

Revenue from external customers includes the following fee and commission income:(1)
–Current account and debit card fees	227	—	31	—	258
–Insurance, protection and investments	24	—	—	—	24
–Credit cards	49	—	—	—	49
–Non-banking and other fees(2)	1	12	53	4	70
Total fee and commission income	301	12	84	4	401
Fee and commission expense	(216)	(3)	(26)	(6)	(251)
Net fee and commission income/(expense)	85	9	58	(2)	150

Customer loans	183,301	5,319	18,367	—	206,987
Total assets(3)	190,542	10,541	18,367	57,508	276,958
Of which assets held for sale	—	—	—	49	49
Customer deposits	155,692	—	23,525	4,642	183,859
Total liabilities	155,799	1,683	23,562	81,341	262,385
(1)The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(3)Includes customer loans, net of credit impairment charge allowances.

	Retail Banking	Consumer Finance	Corporate & Commercial Banking	Corporate Centre	Total
30 June 2022	£m	£m	£m	£m	£m
Net interest income	1,784	92	241	3	2,120
Non-interest income/(expense)	116	101	70	(17)	270
Total operating income	1,900	193	311	(14)	2,390
Operating expenses before credit impairment (charges)/write-backs, provisions and charges	(831)	(73)	(181)	(87)	(1,172)
Credit impairment (charges)/write-backs	(126)	(13)	20	1	(118)
Provisions for other liabilities and charges	(101)	—	(2)	(15)	(118)
Total operating credit impairment (charges)/write-backs, provisions and charges	(227)	(13)	18	(14)	(236)
Profit/(loss) before tax	842	107	148	(115)	982

Revenue/(expense) from external customers	2,033	243	345	(231)	2,390
Inter-segment revenue/(expense)	(133)	(50)	(34)	217	—
Total operating income/(expense)	1,900	193	311	(14)	2,390

Revenue from external customers includes the following fee and commission income:(1)
–Current account and debit card fees	218	—	29	—	247
–Insurance, protection and investments	31	—	—	—	31
–Credit cards	46	—	—	—	46
–Non-banking and other fees(2)	4	8	36	5	53
Total fee and commission income	299	8	65	5	377
Fee and commission expense	(191)	—	(11)	(7)	(209)
Net fee/(expense) and commission income	108	8	54	(2)	168

31 December 2022
Customer loans	191,836	5,384	18,518	—	215,738
Total assets(3)	200,872	10,371	18,518	55,452	285,213
Of which assets held for sale	—	—	—	49	49
Customer deposits	161,748	—	24,798	3,365	189,911
Total liabilities	161,821	1,223	24,473	83,289	270,806
The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(3)Includes customer loans, net of credit impairment charge allowances..
The main differences between Customer loans and Loans and advances to customers (Note 9) are balances in Corporate Centre held for liquidity purposes. The main differences between Customer deposits and Deposits by customers (Note 16) are equity-linked deposits and intercompany deposits.